N-4	Oct. 15, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVA
Entity Central Index Key	0001016274
Entity Investment Company Type	N-4
Document Period End Date	Oct. 15, 2026
Amendment Flag	false
Vanguard Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management
Vanguard Equity Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP and Vanguard Portfolio Management
Vanguard Equity Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management
Vanguard Global Bond Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management
Vanguard High Yield Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Capital Management
Vanguard Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management
Vanguard Morningstar Mid Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Portfolio Management
Vanguard Real Estate Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Portfolio Management
Vanguard Short Term Investment Grade Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management
Vanguard Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management
Vanguard Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management
Vanguard Total Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Vanguard Capital Management